Loss Per Share - Schedule of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants and share options [Member]
Schedule of Anti-Dilutive Securities [Line Items]
Warrants and share options	2,631,603	2,631,603	2,912,147